Related Party Transactions - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Ctrip.com International, Ltd
Related Party Transaction [Line Items]
Related party transactions	$ 113	¥ 774	¥ 750	¥ 631
Du Xiaoman
Related Party Transaction [Line Items]
Related party transactions	$ 37	¥ 256